OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred pension liability	$ 3	$ 590
Supplemental executive retirement plan	96	92
Stock-based compensation	49	39
Derivative instruments	189	318
Contract liabilities	52	69
Other	176	41
Total other long-term liabilities	$ 565	$ 1,149